U.S. Securities and Exchange Commission
                            Washington, D.C. 20549

                                 FORM N-23C-3

                       Notification of Repurchase Offer
                  Pursuant to Rule 23c-3 (17 CFR 270.23c-3)



________________________________________________________________________________

1.    Investment Company Act File Number                  Date of Notification

            811-08271                                        August 31, 1998
________________________________________________________________________________

2.    Exact name of investment company as specified in registration statement:

                         Franklin Floating Rate Trust
________________________________________________________________________________

3. Address of principal executive office: (number, street, city, state, zip code)

      777 Mariners Island Boulevard, San Mateo, CA  94404

________________________________________________________________________________

4.    Check  one of the following:

      A.    [X]   The notification pertains to a periodic repurchase offer
                  under paragraph (b) of rule 23c-3.

      B.    [ ]   The notification pertains to a discretionary repurchase
                  offer under paragraph (c) of rule 23c-3.

      C.    [  ]  The notification pertains to a periodic repurchase offer under paragraph (b) of rule 23c-3 and a discretionary repurchase offer under paragraph (c) of rule 23c-3.





                                    By /S/ RUPERT H. JOHNSON, JR.
                                      __________________________
                                                      (Name)

                                    PRESIDENT
                                    _____________________________
                                                      (Title)




                         FRANKLIN FLOATING RATE TRUST
                        777 Mariners Island Boulevard
                                P.O. Box 7521
                           San Mateo, CA 94403-9961

        NOTIFICATION OF REGULAR QUARTERLY OFFER TO REPURCHASE FOR CASH
                   25% OF THE ISSUED AND OUTSTANDING SHARES
                        OF FRANKLIN FLOATING RATE TRUST
                              AT NET ASSET VALUE

             THE REPURCHASE OFFER WILL EXPIRE ON OCTOBER 6, 1998
                          AT 1:00 p.m., PACIFIC TIME
                     (THE "REPURCHASE REQUEST DEADLINE").


To the Holders of Shares of
Franklin Floating Rate Trust:

      Franklin Floating Rate Trust (the "Fund") is offering to purchase up to 25% (the "Repurchase Offer Amount") of its shares of beneficial interest, par value $0.01 per share (the "Shares"), outstanding on the Repurchase Request Deadline. Shares will be purchased for cash at a price equal to their net asset value ("NAV") as of the close of the regular trading session of the New York Stock Exchange (the "Exchange") on October 20, 1998 (the "Repurchase Pricing Date") or an earlier business day, which may be as early as October 6, 1998 (the "Repurchase Request Deadline"). The Fund will normally use as early a day as possible in the period from the Repurchase Request Deadline to the Repurchase Pricing Date for repurchase pricing so long as, on or immediately following the Repurchase Request Deadline, it appears to Fund management that use of the earlier date is not likely to result in significant dilution of the net asset value of either Shares that are tendered for repurchase or Shares that are not tendered. (Assuming that the pricing meets that criteria, the Fund intends to price the Shares on October 7, 1998. The date that is actually used to determine the NAV per Share or the repurchase price of the Shares is referred to herein as the "Actual Pricing Date.") There is a risk that the Shares may fluctuate in NAV between the Repurchase Request Deadline and the Actual Pricing Date.

      This repurchase offer is being made upon the terms and conditions set forth herein and in the related Letter of Transmittal, which together constitute the "Repurchase Offer."

      The Fund's NAV on August 21, 1998 was $10.02 per share. The Fund currently computes its NAV daily as of the close of the regular trading session on the Exchange (normally 1:00 p.m., Pacific Time) and will compute its NAV daily at such time on the five business days prior to the Repurchase Request Deadline. The Fund's most recently calculated NAV may be obtained by contacting Franklin/Templeton Investor Services, Inc. ("Investor Services") at 1-800/632-2301.

      Payment to tendering shareholders for the Shares repurchased will be made on or before October 21, 1998 (the "Repurchase Payment Deadline"). If an earlier repurchase pricing date is established as described above, payment for Shares repurchased must be made no later than seven days after such Actual Pricing Date.

                                  IMPORTANT

      If you desire to tender all or any portion of your Shares and those Shares are registered in the name of a broker, dealer, commercial bank, trust company or other nominee, you must contact that firm to effect a tender of your Shares on your behalf for repurchase by the Fund. If you own your Shares directly, complete and sign the Letter of Transmittal and mail or deliver it, along with any Share certificate(s) and any other required documents, to the Fund's transfer agent, Investor Services.

      NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES. EACH SHAREHOLDER MUST MAKE HIS OR HER OWN DECISION WHETHER TO TENDER SHARES AND, IF HE OR SHE DECIDES TO DO SO, HOW MANY SHARES TO TENDER.

      NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY RECOMMENDATION ON BEHALF OF THE FUND AS TO WHETHER SHAREHOLDERS SHOULD TENDER SHARES PURSUANT TO THE REPURCHASE OFFER. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE REPURCHASE OFFER OTHER THAN THOSE CONTAINED HEREIN. IF GIVEN OR MADE, SUCH RECOMMENDATION AND SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND.

      Questions, requests for assistance and requests for additional copies of this Repurchase Offer, the Letter of Transmittal and the Notice of Guaranteed Delivery should be directed to Investor Services at the mailing address or telephone number set forth at the end of this Repurchase Offer.

August 31, 1998

FRANKLIN FLOATING RATE TRUST

                           TERMS OF REPURCHASE OFFER

      1. PRICE; NUMBER OF SHARES. The Fund will, upon the terms and conditions set forth herein and in the Letter of Transmittal, purchase up to the Repurchase Offer Amount of its issued and outstanding Shares which are tendered and not withdrawn prior to the Repurchase Request Deadline. The repurchase price of the Shares will be their NAV as of the close of the regular trading session of the Exchange on the Actual Pricing Date. The Fund reserves the right to suspend or postpone the Repurchase Offer only pursuant to the terms and conditions specified in Section 9 hereof.

      The Repurchase Offer is being made to all shareholders of the Fund and is not conditioned upon any minimum number of Shares being tendered. Shareholders may tender all or any portion of their Shares. If the number of Shares properly tendered and not withdrawn prior to the Repurchase Request Deadline is less than or equal to the Repurchase Offer Amount, the Fund will, upon the terms and subject to the conditions of the Repurchase Offer, purchase all Shares so tendered. If more Shares than the Repurchase Offer Amount are duly tendered and not withdrawn prior to the Repurchase Request Deadline, the Fund may, but is not obligated to, increase the number of Shares that the Fund is offering to repurchase by an additional amount not to exceed 2% of the Shares outstanding on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if the Fund determines to repurchase the additional 2% of the Shares outstanding, but Fund shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the Shares outstanding on the Repurchase Request Deadline, the Fund will purchase the Shares tendered on a pro rata basis, rounded down to the nearest full share. The Fund may, however, in its discretion accept all Shares tendered by persons who own, beneficially or of record, an aggregate of not more than 99 Shares and who tender all of their Shares, before prorating the Shares tendered by other persons.

      If the Fund determines that Shares will be repurchased on a pro rata basis, there may be a delay in payment because of the difficulty in determining the precise number of Shares validly tendered. The Fund will not pay for Shares until the final proration factor is known. The Fund is required, however, to pay for repurchased Shares within seven days after the Actual Pricing Date.

      2.    EFFECT OF THE REPURCHASE OFFER; SOURCE OF FUNDS.

      The moneys to be used by the Fund to purchase Shares pursuant to the Repurchase Offer will be obtained from cash and from the sale of securities in the Fund's investment portfolio.

      The Repurchase Offer may have certain adverse consequences for tendering and non-tendering shareholders:

      FLUCTUATION IN NAV BETWEEN THE REPURCHASE REQUEST DEADLINE AND THE ACTUAL PRICING DATE. Shareholders must decide whether to tender their Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Actual Pricing Date. The NAV of the Shares may fluctuate between the Repurchase Request Deadline and the Actual Pricing Date, and there can be no assurance that the NAV of the Shares on the Actual Pricing Date will be as high as the NAV of the Shares on the Repurchase Request Deadline. Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund may use an Actual Pricing Date earlier than October 20, 1998 (but no earlier than October 6, 1998) if, on or immediately following the Repurchase Request Deadline, it appears that the use of an earlier Repurchase Pricing Date is not likely to result in significant dilution of the NAV of either Shares that are tendered in the Repurchase Offer or Shares that are not so tendered. Assuming that the pricing meets that criteria, the Fund intends to price the Shares on October 7, 1998.

      POSSIBLE PRORATION. Shareholders may tender all or any portion of their Shares. However, if greater than 25% of the Fund's Shares are tendered pursuant to the Repurchase Offer, the Fund would be required to repurchase Shares tendered on a pro rata basis (except that, as described in Section 1, "Price; Number of Shares," the Fund may increase the number of Shares that it repurchases by up to 2% of the outstanding Shares.) Accordingly, shareholders cannot be assured that all of their tendered Shares will be repurchased.

      THE NAV MAY DECLINE AS A RESULT OF THE FUND'S SALES OF PORTFOLIO SECURITIES TO FINANCE THE REPURCHASE OFFER. The Fund may be required to sell portfolio securities to raise cash to finance the Repurchase Offer, which may cause the market prices of the Fund's portfolio securities, and hence the Fund's NAV, to decline. If such a decline occurs, the Fund cannot predict its magnitude or whether such a decline would be temporary or continue until or beyond the Repurchase Pricing Date. Because the price per Share to be paid in the Repurchase Offer will depend upon the NAV per Share as determined on the Actual Pricing Date, the consideration received by tendering shareholders would be reduced if the decline continued until the Actual Pricing Date. In addition, the sale of portfolio securities will increase the Fund's transaction expenses, and the Fund may receive proceeds from the sale of portfolio securities that are less than their valuations by the Fund. Accordingly, because of the Repurchase Offer, the Fund's NAV per Share may decline more than it otherwise might, thereby reducing the amount of proceeds received by tendering shareholders and the NAV per Share for non-tendering shareholders.

      TAX CONSEQUENCES OF REPURCHASES TO SHAREHOLDERS. The Fund's purchase of tendered Shares pursuant to the Repurchase Offer will have tax consequences for tendering shareholders and may have tax consequences for non-tendering shareholders. See Section 5, "Tax Consequences," below.

      HIGHER EXPENSE RATIO AND LESS INVESTMENT FLEXIBILITY. The reduced net assets of the Fund as a result of the Repurchase Offer may result in a higher expense ratio for the Fund, and possibly in less investment flexibility for the Fund, depending on the number of Shares repurchased and the success of the Fund's continuous offering of Shares.

      3.    PROCEDURES FOR TENDERING SHARES.

      PROPER TENDER OF SHARES. Shareholders who desire to tender Shares registered in the name of a broker, dealer, commercial bank, trust company or other nominee should contact such firm to effect a tender on their behalf. Such shareholders should contact their broker or other nominee in sufficient time to ensure timely delivery of the necessary documents to Investor Services. A broker or other nominee may charge a fee for processing the transaction on the tendering shareholder's behalf.

      Shareholders who desire to tender Shares registered in their name must either:

            (a) mail or deliver the following documents such that they are received by Investor Services before the Repurchase Request Deadline:
      (i) a properly completed and duly executed Letter of Transmittal with any required signature guarantees set forth below; (ii) certificates for such Shares, if any; (iii) for Franklin Templeton Trust Company retirement plan investors, a completed distribution request form (which may be obtained by calling 1-800/527-2020); and (iv) any other documents required by the Letter of Transmittal; or

            (b) comply with the guaranteed delivery requirements set forth in Instruction 1 of the Letter of Transmittal.

      In either case, payment for Shares tendered and accepted for payment pursuant to the Repurchase Offer will be made only after timely receipt by Investor Services of certificates for such Shares, if any, a properly completed and duly executed Letter of Transmittal, and any other documents required by the Letter of Transmittal.

      THE METHOD OF DELIVERY OF ALL DOCUMENTS, INCLUDING SHARE CERTIFICATES, THE LETTER OF TRANSMITTAL AND ANY OTHER REQUIRED DOCUMENTS, IS AT THE ELECTION AND RISK OF THE TENDERING SHAREHOLDER. IF DELIVERY IS BY MAIL, REGISTERED MAIL WITH RETURN RECEIPT REQUESTED, PROPERLY INSURED, IS RECOMMENDED.

      DETERMINATION OF VALIDITY. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders will be determined by the Fund, in its sole discretion, whose determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders determined by it not to be in appropriate form or the acceptance of or payment for which would, in the opinion of counsel for the Fund, be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any tender with respect to any particular Shares or any particular shareholder, and the Fund's interpretations of the terms and conditions of the Repurchase Offer will be final and binding. Unless waived, any defects or irregularities in connection with tenders must be cured within such times as the Fund shall determine. Tenders will not be deemed to have been made until the defects or irregularities have been cured or waived.

      NEITHER THE FUND, FRANKLIN ADVISERS, INC. (THE FUND'S INVESTMENT ADVISER), FRANKLIN TEMPLETON SERVICES, INC. (THE FUND'S ADMINISTRATOR), INVESTOR SERVICES, NOR ANY OTHER PERSON IS OR WILL BE OBLIGATED TO GIVE NOTICE OF ANY DEFECTS OR IRREGULARITIES IN TENDERS, NOR SHALL ANY OF THEM INCUR ANY LIABILITY FOR FAILURE TO GIVE SUCH NOTICE.

      TENDER CONSTITUTES AN AGREEMENT. A tender of Shares made pursuant to any one of the procedures set forth above will constitute an agreement between the tendering shareholder and the Fund in accordance with the terms and subject to the conditions of the Repurchase Offer.

      4. WITHDRAWAL RIGHTS. Shareholders may modify the number of Shares being tendered or withdraw Shares tendered at any time up to the Repurchase Request Deadline. Thereafter, tenders made pursuant to the Repurchase Offer will be irrevocable.

      Shareholders whose accounts are maintained through a broker, dealer, commercial bank, trust company or other nominee should notify such nominee in sufficient time to ensure timely withdrawal or modification of their tenders. Shareholders whose Shares are registered in their own name must submit written notice of such modification or withdrawal (the "Change Notice") to Investor Services, which must receive the Change Notice by 1:00 p.m., Pacific Time, on the Repurchase Request Deadline.

      To be effective, a Change Notice must be timely received by Investor Services at the address set forth at the end of this Repurchase Offer. Any Change Notice must specify the name of the person having tendered the Shares to be withdrawn, the number of Shares to be withdrawn and the name of the registered holder if different from that of the person who tendered such Shares. If Share certificates representing such Shares have been delivered or otherwise identified to Investor Services, the tendering shareholder must also submit the Share certificate numbers shown on the particular Share certificates evidencing such Shares and the signature on the Change Notice must be guaranteed by an Eligible Institution, except in the case of Shares tendered by an Eligible Institution. All questions as to the form and validity (including time of receipt) of Change Notices will be determined by the Fund in its sole discretion, whose determination shall be final and binding. Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Repurchase Offer. Withdrawn Shares may be retendered, however, by following the procedures described in Section 3 prior to the Repurchase Request Deadline. Such procedures should also be followed by shareholders wishing to increase the number of Shares such shareholders are tendering.

      5. TAX CONSEQUENCES. The following discussion is a general summary of the federal income tax consequences of a tender of Shares pursuant to the Repurchase Offer. YOU SHOULD CONSULT YOUR OWN TAX ADVISER REGARDING THE SPECIFIC TAX CONSEQUENCES, INCLUDING STATE AND LOCAL TAX CONSEQUENCES, OF SUCH A TENDER BY YOU.

      A tender of Shares pursuant to the Repurchase Offer and subsequent repurchase by the Fund will be a taxable transaction for federal income tax purposes. In general, the transaction will be treated as a sale or exchange of the Shares under Section 302 of the Internal Revenue Code of 1986, as amended (the "Code"), if the repurchase (a) completely terminates the shareholder's interest in the Fund, (b) is a distribution that is "substantially disproportionate" with respect to the shareholder, or (c) is treated as a distribution that is "not essentially equivalent to a dividend." A complete termination of a shareholder's interest generally requires that the shareholder dispose of all Shares directly owned or attributed to him or her under Section 318 of the Code. A "substantially disproportionate" distribution generally requires a reduction of more than 20% in the shareholder's proportionate interest in the Fund after all Shares are tendered. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs, and suffers a reduction in his or her proportionate interest.

      The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset. The capital gain or loss will be long-term if the Shares were held more than one year. For shareholders who are individuals, estates or trusts, any gain recognized on Shares tendered will be taxable at a maximum rate of 20% if the Shares were held for more than 18 months; and 28%, if the Shares were held for more than one year, but not more than 18 months.

      If the transaction is not treated as a sale or exchange, the amount received upon a sale of Shares may consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's tax basis in the Shares. There is a risk that nontendering shareholders may be considered to have received a deemed distribution that may be a taxable dividend in whole or in part.

      The Fund or its agent will be required to withhold 31% of gross proceeds paid to a shareholder or other payee pursuant to the Repurchase Offer if (a) the Fund has not been provided with the shareholder's taxpayer identification number (which, for an individual, is usually the social security number) and certification under penalties of perjury (i) that such number is correct, and (ii) that the shareholder is not subject to withholding as a result of failure to report all interest and dividend income; or (b) the Internal Revenue Service ("IRS") or a broker notifies the Fund that the number provided is incorrect or withholding is applicable for other reasons. Backup withholding does not apply to certain payments that are exempt from information reporting or are made to exempt payees, such as corporations. Foreign shareholders are required to provide the Fund with a completed IRS Form W-8 to avoid 31% withholding on payments received on a sale or exchange.

      6. TRANSFER TAXES. The Fund will pay any transfer taxes payable on the transfer to it of Shares purchased pursuant to the Repurchase Offer. If, however, (a) payment of the Purchase Price is to be made to, or (in the circumstances permitted by the Repurchase Offer) unpurchased Shares are to be registered in the name(s) of, any person(s) other than the registered owner(s), or (b) if any tendered Share certificate(s) are registered, or the Shares tendered are otherwise held, in the name(s) of any person(s) other than the registered owner, the amount of any transfer taxes (whether imposed on the registered owner(s) or such other person(s)) payable on account of the transfer to such person(s) will be deducted from the Purchase Price unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted.

      7. CERTAIN FEES AND EXPENSES. The Fund will not pay to any broker or dealer, commercial bank, trust company or other person any solicitation fee for any Shares purchased pursuant to the Repurchase Offer. The Fund will reimburse such persons for customary handling and mailing expenses incurred in forwarding the Repurchase Offer. No such broker, dealer, commercial bank, trust company or other person has been authorized to act as the agent of the Fund or Investor Services for purposes of the Repurchase Offer.

      The Fund has retained Investor Services to act as transfer agent and information agent. Investor Services will receive reasonable and customary compensation for its services and will also be reimbursed for certain out-of-pocket expenses and indemnified against certain liabilities.

      8. NAV. The following table sets forth the high and low NAVs of the Shares for each month ended during the ten months ended July 31, 1998.

                                                    NAV
                                           High              Low
October 31, 1997                          $10.02            $10.00
November 30, 1997                         $10.02            $10.01
December 31, 1997                         $10.02            $10.01
January 31, 1998                          $10.03            $10.01
February 28, 1998                         $10.04            $10.03
March 31, 1998                            $10.05            $10.04
April 30, 1998                            $10.05            $10.05
May 31, 1998                              $10.06            $10.04
June 30, 1998                             $10.05            $10.04
July 31, 1998                             $10.05            $10.04

The NAV per Share computed as of the close of business on August 21, 1998 was $10.02.

      9. SUSPENSIONS AND POSTPONEMENTS OF REPURCHASE OFFER. The Fund will not suspend or postpone the Repurchase Offer except by vote of a majority of the Board of Trustees (including a majority of the Trustees who are not "interested persons" of the Fund, the Fund's investment adviser or its affiliates (as defined in the 1940 Act) (the "disinterested Trustees")) and only:

      (a) if the repurchases would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Code;

      (b) (assuming the Shares were so listed or quoted), if the repurchases would cause the Shares to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association;

      (c) for any period during which the Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

      (d) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine its NAV; or

      (e) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

      If the Repurchase Offer is suspended or postponed, the Fund will provide notice thereof to shareholders. In the event that the Fund suspends or postpones the Repurchase Offer, the NAV for the Shares tendered will be determined as of the close of the Exchange on the extended repurchase pricing date. During any such extension, all Shares previously tendered and not purchased or withdrawn will remain subject to the Repurchase Offer. If the Fund renews the Repurchase Offer, it will send a new Notification to all shareholders.

      10. PURPOSE OF THE REPURCHASE OFFER. The Fund is a closed-end investment company. Shares of closed-end investment companies that are traded on a secondary market frequently trade at a discount from, or premium to, the NAV per share. In recognition of the possibility that its Shares might trade at a discount, the Fund has a fundamental policy, which may only be changed with shareholder approval, to repurchase not less than five nor more than twenty-five percent of its Shares at NAV near the end of each quarter. Within such percentage limits, the percentage of Shares to be repurchased is within the sole discretion of the Board of Trustees of the Fund. The Trustees have determined that it would be in the best interest of shareholders for the Fund to repurchase up to 25% of the Shares outstanding as of October 6, 1998.

      The Letter of Transmittal and Share certificates, if any, and any other required documents should be sent by each shareholder of the Fund or his or her broker, dealer, commercial bank, trust company or other nominee to Investor Services at the address set forth below:

                             THE TRANSFER AGENT:

                  FRANKLIN/TEMPLETON INVESTOR SERVICES, INC.
                          Telephone: 1-800/632-2301
           BY REGULAR MAIL:                    BY HAND, OVERNIGHT COURIER, OR
 Franklin/Templeton Investor Services,          CERTIFIED OR REGISTERED MAIL:
  Inc. Attn: Floating Rate Fund Dept             Franklin/Templeton Investor
     777 Mariners Island Boulevard                     Services, Inc.
             P.O. Box 7521                     Attn: Floating Rate Fund Dept.
       San Mateo, CA 94403-9961                 777 Mariners Island Boulevard
                                                     San Mateo, CA 94404

      Questions and requests for further assistance or for additional copies of this Notification, the Letter of Transmittal and the Notice of Guaranteed Delivery may be directed to Investor Services at its telephone number and location listed below. Shareholders may also contact their broker, dealer, commercial bank, trust company or other nominee for assistance concerning the Repurchase Offer.

                            THE INFORMATION AGENT:

                  FRANKLIN/TEMPLETON INVESTOR SERVICES, INC.
                        777 Mariners Island Boulevard
                                P.O. Box 7521
                           San Mateo, CA 94403-9961
                          Telephone: 1-800/632-2301




                            LETTER OF TRANSMITTAL
                 TO ACCOMPANY SHARES OF BENEFICIAL INTEREST,
                          PAR VALUE $0.01 PER SHARE,
                                      OF
                         FRANKLIN FLOATING RATE TRUST
                  TENDERED PURSUANT TO THE REPURCHASE OFFER
                            DATED AUGUST 31, 1998


                      THE REPURCHASE REQUEST DEADLINE IS
                 1:00 p.m., PACIFIC TIME, ON OCTOBER 6, 1998


                             THE TRANSFER AGENT:

                  FRANKLIN/TEMPLETON INVESTOR SERVICES, INC.
                          Telephone: 1-800/632-2301

           BY REGULAR MAIL:                 BY OVERNIGHT COURIER, BY CERTIFIED
 Franklin/Templeton Investor Services,       OR REGISTERED MAIL, OR BY HAND:
                 Inc.                     Franklin/Templeton Investor Services,
    Attn: Floating Rate Fund Dept.                         Inc.
     777 Mariners Island Boulevard            Attn: Floating Rate Fund Dept.
             P.O. Box 7521                    777 Mariners Island Boulevard
       San Mateo, CA 94403-9961                    San Mateo, CA 94404


      DELIVERY OF THIS LETTER OF TRANSMITTAL TO AN ADDRESS OTHER THAN AS SET FORTH ABOVE WILL NOT CONSTITUTE A VALID DELIVERY. THE INSTRUCTIONS ACCOMPANYING THIS LETTER OF TRANSMITTAL SHOULD BE READ CAREFULLY BEFORE THIS LETTER OF TRANSMITTAL IS COMPLETED.

      This Letter of Transmittal is to be used by shareholders that hold Shares that are registered in the shareholder's name and that are tendering certificated Shares or are tendering Shares for book-entry transfer. A SHAREHOLDER WHO HOLDS SHARES THROUGH A BROKER, DEALER, COMMERCIAL BANK, TRUST COMPANY OR OTHER NOMINEE MUST INSTRUCT SUCH BROKER OR OTHER NOMINEE TO EFFECT THE TENDER ON HIS OR HER BEHALF AND SHOULD NOT SUBMIT THIS LETTER OF TRANSMITTAL TO FRANKLIN/TEMPLETON INVESTOR SERVICES, INC.

      A properly completed and duly executed Letter of Transmittal, Share certificates, if any, representing Shares tendered, and any other documents required by this Letter of Transmittal should be mailed or delivered to Franklin/Templeton Investor Services, Inc. ("Investor Services") at the appropriate address set forth above (facsimile transmissions will not be accepted) and must be received by Investor Services prior to 1:00 p.m., Pacific Time, on October 6, 1998, unless the tendering party has satisfied the conditions for guaranteed delivery described in Instruction 1 of this Letter of Transmittal. Delivery of documents to a book-entry transfer facility, such as The Depository Trust Company, does not constitute delivery to Investor Services.


                       [REMAINDER OF PAGE INTENTIONALLY
                                 LEFT BLANK]


DESCRIPTION OF SHARES TENDERED - TO BE COMPLETED BY ALL TENDERING
SHAREHOLDERS

FTTC Retirement Plan Investors:  A completed distribution request form
(which may be obtained by contacting Retirement Plan Services at
1-800/527-2020) must accompany this Letter of Transmittal in order for your shares to be tendered.
--------------------------------------------------------------------------------

    Name(s) and Address(es) of Registered                      CERTIFICATED
                  Holder(s)                                       SHARES
(Please fill in exactly as name(s) appear(s)
                  on Share                                       (Attach
Certificate(s) or, in the case of book-entry                    additional
             Shares, on security                                  signed
              position listing)                                schedule, if
                                                                necessary)
-----------------------------------------   ------------------------------------

NAME:                                        Share      Total Number  Number
                                          Certificate    of Shares    of
                                                        Represented   Shares
                                          Number(s)       by Share    Tendered*
                                                       Certificate(s)


ADDRESS:




                                          ------------------------------------

                                                         BOOK-ENTRY
                                                           SHARES
                                          ------------------------------------

                                          Number of Shares
                                          Tendered

------------------------------------------------------------------------------

                                          TOTAL
                                          SHARES
                                          TENDERED
                                                       -----------------------

Optional Provisions:


     Dollar Amount -    Please repurchase
                  enough Shares to net
                  $_________, after any
                  applicable early
                  withdrawal charge.
     Exchange -   Please exchange the Shares
                  Tendered above for shares
                  of
                  --------------------------
                  Fund.  (By checking this
                  option, you certify
                  receipt of a current
                  prospectus for such
                  fund.)  See a current
                  prospectus for the names
                  of the funds available for
                  exchange.


[ ] Check here if you would like to credit to a book-entry account any certificated Shares accompanying this Letter of Transmittal which either are not tendered or are not accepted for payment.

[ ] Check here if your Share certificate(s) has been lost or destroyed. See Instruction 2 below.

* If you desire to tender fewer than all Shares evidenced by a Share certificate listed above, please indicate in this column the number of Shares you wish to tender.

THE NUMBER OF SHARES TENDERED MUST BE A WHOLE SHARE AMOUNT; NO FRACTIONAL SHARES WILL BE ACCEPTED FOR TENDER. See Instruction 4 below.


 [ ] CHECK HERE IF SHARES ARE BEING DELIVERED PURSUANT TO A NOTICE OF GUARANTEED DELIVERY PREVIOUSLY SENT TO INVESTOR SERVICES BY AN ELIGIBLE INSTITUTION AND COMPLETE THE FOLLOWING:

Name(s) of Registered Holder(s):

Date of Execution of Notice of Guaranteed Delivery:

Name of Eligible Institution which Guaranteed Delivery:

[ ]   EARLY WITHDRAWAL CHARGE WAIVER:

Check this box if Shares were purchased subject to a waiver of the early withdrawal charge, for example, Shares purchased through dividend or capital gains distributions from any Franklin Templeton Fund (Class I, Advisor Class or Class Z only); Shares purchased by officers, trustees, directors and full-time employees of Franklin Templeton Funds and their family members; or Shares purchased with annuity payments received under an annuity option or from death benefit proceeds, under certain circumstances. Refer to details in a current Fund prospectus.

State the basis for such waiver of the early withdrawal charge:


                   NOTE: SIGNATURE(S) MUST BE PROVIDED BELOW

Ladies and Gentlemen:

     The person(s) signing this Letter of Transmittal (the "Signor") hereby tenders to Franklin Floating Rate Trust (the "Fund"), a non-diversified, closed-end management investment company organized as a Delaware business trust, the above-described Shares of beneficial interest, par value $0.01 per share (the "Shares"), of the Fund, at a price (the "Purchase Price") equal to the net asset value per Share ("NAV") determined as of the close of the regular trading session of the New York Stock Exchange on the Actual Pricing Date (as defined in the Notification) in cash, upon the terms and subject to the conditions set forth in the Notification of Regular Quarterly Offer to Repurchase, dated August 31, 1998 (the "Notification"), receipt of which is hereby acknowledged, and in this Letter of Transmittal (which Notification and Letter of Transmittal together constitute the "Repurchase Offer").

     Subject to, and effective upon, acceptance for payment of, or payment for, Shares tendered herewith in accordance with the terms and subject to the conditions of the Repurchase Offer, the Signor hereby sells, assigns and transfers to, or upon the order of, the Fund all right, title and interest in and to all of the Shares that are being tendered hereby that are purchased pursuant to the Repurchase Offer and hereby irrevocably constitutes and appoints Investor Services as attorney-in-fact of the Signor with respect to such Shares, with full power of substitution (such power of attorney being deemed to be an irrevocable power coupled with an interest), to (a) present certificate(s) for such Shares, if any, for cancellation and transfer on the Fund's books, and (b) receive all benefits and otherwise exercise all rights of beneficial ownership of such Shares, subject to the next paragraph, all in accordance with the terms and subject to the conditions set forth in the Repurchase Offer.

     The Signor hereby represents and warrants that (a) the Signor has full power and authority to validly tender, sell, assign and transfer the Shares tendered hereby; (b) when and to the extent the Fund accepts the Shares for purchase, the Fund will acquire good, marketable and unencumbered title thereto, free and clear of all security interests, liens, restrictions, charges, encumbrances, conditional sales agreements or other obligations relating to their sale or transfer, and not subject to any adverse claim; (c) on request, the Signor will execute and deliver any additional documents that Investor Services or the Fund deems necessary or desirable to complete the assignment, transfer and purchase of the Shares tendered hereby; and (d) the Signor has read and agrees to all of the terms and conditions of the Repurchase Offer.

     The name(s) and address(es) of the registered owner(s) should be printed as on the registration of the Shares. If the Shares tendered hereby are in certificate form, the certificate(s) representing such Shares must be returned to Investor Services together with this Letter of Transmittal.

     The Signor recognizes that, under certain circumstances set forth in the Notification, the Fund may not be required to purchase any of the Shares tendered hereby or may accept for purchase, pro rata with Shares tendered by other shareholders, fewer than all of the Shares tendered hereby. In either event, the Signor understands that the certificate(s) for the Shares not purchased, if any, will be returned to the Signor at the registered address above unless otherwise indicated under the Special Delivery instructions below. The Signor recognizes that the Fund has no obligation, pursuant to the Special Payment Instructions, to transfer any Shares from the name of the registered owner thereof if the Fund purchases none of such Shares.

     The Signor understands that acceptance of Shares by the Fund for payment will constitute a binding agreement between the Signor and the Fund upon the terms and subject to the conditions of the Repurchase Offer.

     The signor understands that if shares are held in an individual or employer-sponsored retirement plan ("Plan"), Plan distribution requirements may not be met due to the Fund restrictions on tender offers, potentially resulting in additional taxes and penalties for which signor assumes full responsibility.

     The check for the Purchase Price of the tendered Shares purchased will be issued to the order of the Signor and mailed to the address indicated below, unless otherwise indicated below in the box titled "Special Payment Instructions" or the box titled "Special Delivery Instructions." The Fund will not pay interest on the Purchase Price under any circumstances.

     All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the Signor, and all obligations of the Signor hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the Signor. Except as stated in the Repurchase Offer, this tender is irrevocable.

     Unless otherwise indicated herein under "Special Payment Instructions," the Fund will issue the check for the Purchase Price and/or return any Share certificates not tendered or not accepted for payment in the name(s) of the registered holder(s) appearing under "Description of Shares Tendered." Similarly, unless otherwise indicated under "Special Delivery Instructions," the Fund will mail the check for the Purchase Price for any Shares purchased and/or return any Share certificates not tendered or not accepted for payment (and accompanying documents, as appropriate) to the address(es) of the registered holder(s) appearing under "Description of Shares Tendered." In the event both the Special Payment Instructions and the Special Delivery Instructions are completed, the Fund will issue the check for the Purchase Price and/or return any Share certificates not tendered or not accepted for payment in the name of, and deliver such check and/or return Share certificates to, the person(s) so indicated. The undersigned recognizes that the Fund has no obligation pursuant to the Special Payment Instructions to transfer any Shares from the name of the registered holder thereof if the Fund does not accept for payment any of the Shares tendered hereby.



   SPECIAL PAYMENT INSTRUCTIONS          SPECIAL DELIVERY INSTRUCTIONS
(SEE INSTRUCTIONS 1, 5 AND 6 BELOW       (SEE INSTRUCTIONS 1, 5 AND 6
AND SECTION 6 OF THE NOTIFICATION)                   BELOW
                                             AND SECTION 6 OF THE
                                                 NOTIFICATION)

      To be completed ONLY if                   To be completed ONLY if
Share certificates not tendered        Share certificates not tendered
or not accepted for payment            or not accepted for payment
and/or the check for the purchase      and/or the check for the
price of Shares accepted for           purchase price of Shares
payment are to be issued in the        accepted for payment are to be
name of someone other than the         sent to someone other than the
undersigned.                           undersigned or to the
                                       undersigned at an address other
                                       than that shown above.

Issue:  [ ] Check       [ ]            Mail:  [ ] Check        [ ]
                  Certificate(s)       Certificate(s) to:
                  to:

Name(s):                               Name(s):


        (Please Type or Print)               (Please Type or Print)

Address:                               Address:


          (Include Zip Code)                   (Include Zip Code)

-----------------------------------

   (Taxpayer Identification or
       Social Security No.)
 (See Substitute Form W-9 below)
-----------------------------------    ----------------------------------


                                     IMPORTANT:

     ALL TENDERING SHAREHOLDERS MUST COMPLETE AND SIGN THIS SECTION AND THE SUBSTITUTE FORM W-9 (WHICH APPEARS ON THE LAST PAGE OF THIS LETTER OF
                                  TRANSMITTAL)






                       (Signature(s) of Shareholder(s))

Dated:                  , 19__

(Must be signed by the registered holder(s) exactly as the name(s) appear(s) on the Share certificate, if any, or on a security position listing or by person(s) authorized to become registered holder(s) of Share certificates and documents transmitted herewith. If signature is by trustees, executors, administrators, guardians, attorneys-in-fact, agents, officers or corporations or others acting in a fiduciary or representative capacity, please provide the following information. See Instruction 5.)

Name(s):


                            (Please Type or Print)

Capacity (Full Title):
                              (See Instruction 5)

Address:


                              (Include Zip Code)

Area Codes and Telephone Numbers:
                                    Home              Business

Taxpayer Identification or Social Security No.:


                             GUARANTEE OF SIGNATURE(S):
PLACE MEDALLION GUARANTEE OR SIGNATURE GUARANTEE IN SPACE BELOW (MUST BE
   GUARANTEED BY AN ELIGIBLE INSTITUTION. SEE INSTRUCTIONS 1 AND 5.)





                                    INSTRUCTIONS

          FORMING PART OF THE TERMS AND CONDITIONS OF THE REPURCHASE OFFER

      1.    PROCEDURES FOR TENDERING SHARES.

      SIGNATURE GUARANTEES. In the following circumstances, signatures on the Letter of Transmittal must be guaranteed by a brokerage firm or financial institution that is a member of a securities approved medallion program, such as Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program or New York Stock Exchange, Inc. Medallion Signature Program (each such member being referred to as an "Eligible Institution"), unless the Shares tendered hereby are tendered for the account of an Eligible
Institution: (1) the proceeds for the tendered Shares will amount to $50,000.00 or more, (2) the Letter of Transmittal is signed by an agent rather than the registered holder of the Shares tendered therewith, (3) the proceeds for tendered Shares are to be sent to a payee other than the registered owner of such Shares, (4) the proceeds for the tendered Shares are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account, or (5) the Fund believes a signature guarantee would protect the Fund against potential claims based on the instructions received. See Instruction 5 below.

      In certain circumstances the signature(s) on the Share certificate(s) or stock power(s) must also be guaranteed by an Eligible Institution. See Instruction 5 below.

      GUARANTEED DELIVERY. If a shareholder desires to tender Shares pursuant to the Repurchase Offer and such shareholder's Share certificates are not immediately available or time will not permit all required documents to reach Investor Services before the Repurchase Request Deadline, such Shares may nevertheless be tendered provided that all of the following conditions are satisfied:

            (a) the shareholder obtains a Notice of Guaranteed Delivery form from an investment representative or from Investor Services by calling 1-800/632-2301;

            (b) Investor Services has received (either by hand, mail or overnight courier), on or prior to the Repurchase Request Deadline, a properly completed and duly executed Notice of Guaranteed Delivery;

            (c) the notice is executed by, and tendered through, an Eligible Institution; and

            (d) the Share certificates, if any, for all tendered Shares in proper form for transfer, together with a properly completed and duly executed Letter of Transmittal and any other documents required by the Letter of Transmittal, are received by Investor Services within five New York Stock Exchange trading days after the date Investor Services receives such Notice of Guaranteed Delivery.

      This procedure is not intended for shareholders whose Share certificates have been lost or destroyed. Those shareholders should note the fact that their Share certificates have been lost or destroyed in the box captioned "Description of Shares Tendered" on the Letter of Transmittal.

      2. DELIVERY OF LETTER OF TRANSMITTAL AND CERTIFICATES. This Letter of Transmittal is to be used (a) if Share certificates are to be forwarded herewith or (b) if tenders are to be made by book-entry transfer by Investor Services pursuant to the procedure set forth herein and in Section 3 of the Notification.

      The method of delivery of Share certificates, if any, this Letter of Transmittal and all other required documents is at the option and sole risk of the tendering shareholder, and the delivery will be deemed made only when actually received by Investor Services. If delivery is by mail, registered mail with return receipt requested, properly insured, is recommended. In all cases, sufficient time should be allowed to ensure timely delivery. Shareholders have the responsibility to cause their Shares (in proper certificated or uncertificated form), this Letter of Transmittal and any required signature guarantees and any other documents required by this Letter of Transmittal to be timely delivered in accordance with the Repurchase Offer.

      The Fund will not accept any alternative, conditional or contingent tenders. All tendering shareholders, brokers, dealers, commercial banks, trust companies and other nominees, by execution of this Letter of Transmittal, waive any right to receive any notice of the acceptance of their tender.

      If your Share certificate(s) has been either lost or destroyed, please check the appropriate box in the section "Description of Shares Tendered" on the form in this Letter of Transmittal and the appropriate forms for replacement will be sent to you. You will then be instructed as to the steps you must take to receive your check and/or Share certificate(s) for unpurchased Shares, if any.

      3. INADEQUATE SPACE. If the space provided in any of the above boxes is inadequate, the necessary information should be listed on a separate SIGNED schedule that references the boxes to which it relates and is attached hereto.

      4. PARTIAL TENDERS (NOT APPLICABLE TO BOOK-ENTRY SHAREHOLDERS). If fewer than all the Shares represented by any Share certificate(s) delivered with this Letter of Transmittal to Investor Services are to be tendered, fill in the number of Shares which are to be tendered in the box entitled "Number of Shares Tendered," as appropriate. This must be a whole Share amount; no fractional Shares will be accepted for partial tender. A new Share certificate for the untendered Shares will be sent, without expense, to the person(s) signing this Letter of Transmittal as soon as practicable after the Repurchase Request Deadline. All Shares represented by Share certificate(s) delivered to Investor Services will be deemed to have been tendered unless otherwise indicated.

      5. SIGNATURES ON LETTER OF TRANSMITTAL, AUTHORIZATIONS, SHARE CERTIFICATES, STOCK POWERS AND ENDORSEMENTS. If this Letter of Transmittal is signed by the registered holder(s) of the Shares tendered hereby, the signature(s) must correspond with the name(s) as written on the face of the Share certificate(s) without alteration, enlargement or any change whatsoever.

      If any of the Shares tendered hereby are owned of record by two or more joint owners, all such owners must sign this Letter of Transmittal.

      If any of the tendered Shares are registered in different names on several certificates, it will be necessary to complete, sign and submit as many separate Letters of Transmittal as there are different registrations of Share certificates.

      If this Letter of Transmittal or any Share certificates or stock powers are signed by a trustee, executor, administrator, guardian, attorney-in-fact, officer of a corporation or other person acting in a fiduciary or representative capacity, such person should so indicate when signing, and proper evidence satisfactory to the Fund of such person's authority so to act must be submitted.

      If this Letter of Transmittal is signed by the registered holder(s) of the Shares listed and transmitted hereby, no endorsements of Share certificates or separate stock powers are required unless payment is to be made, or Share certificates not tendered or not purchased are to be issued or returned, to a person other than the registered holder(s). If the Share certificates are registered in the name of a person other than the Signor of the Letter of Transmittal, or if payment is to be made to, or Share certificates for unpurchased Shares are to be issued or returned to, a person other than the registered shareholder, then the tendered certificates must be endorsed or accompanied by appropriate stock powers, signed exactly as the name or names of the registered holder or holders appear on the Share certificates, with the signatures on the Share certificates or stock powers guaranteed by an Eligible Institution. See Instruction 1 above.

      If this Letter of Transmittal is signed by a person or persons other than the registered holder(s) of the Shares evidenced by the Share certificate(s) listed and transmitted hereby, the Share certificate(s) must be endorsed or accompanied by appropriate stock powers, in either case signed exactly as the name(s) of the registered holder(s) appear on the Share certificate(s). Signatures on such Share certificate(s) or stock powers must be guaranteed by an Eligible Institution, unless the signature is that of an
Eligible Institution.    See Instruction 1 above.

      6. SPECIAL PAYMENT AND DELIVERY INSTRUCTIONS. If Share certificate(s) for unpurchased Shares and/or check(s) are to be issued in the name of a person or are to be sent to someone other than the registered owner(s) or to the registered owner(s) at a different address, the captioned boxes "Special Payment Instructions" and/or "Special Delivery Instructions" on this Letter of Transmittal must be completed.

      7. NO REPURCHASE FEE; EARLY WITHDRAWAL CHARGE. The Fund will not impose a repurchase fee to be retained by the Fund in connection with the Repurchase Offer. If a shareholder has held for less than 12 months the Shares that the shareholder tenders for repurchase, the Shares will be subject to a 1.00% early withdrawal charge as described in the Fund's prospectus, unless a waiver of such charge applies and the shareholder indicates the basis for the waiver above on this Letter of Transmittal. This early withdrawal charge will be retained by Franklin/Templeton Distributors, Inc. as described in the Fund's prospectus.

      8. IRREGULARITIES. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares determined to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholders. The Fund's interpretations of the terms and conditions of the Repurchase Offer (including these instructions) shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

      NEITHER THE FUND, FRANKLIN ADVISERS, INC. (THE FUND'S INVESTMENT ADVISER), FRANKLIN TEMPLETON SERVICES, INC. (THE FUND'S ADMINISTRATOR), INVESTOR SERVICES, NOR ANY OTHER PERSON IS OR WILL BE OBLIGATED TO GIVE NOTICE OF ANY DEFECTS OR IRREGULARITIES IN TENDERS, NOR SHALL ANY OF THEM INCUR ANY LIABILITY FOR FAILURE TO GIVE ANY SUCH NOTICE.

      9. QUESTIONS AND REQUESTS FOR ASSISTANCE AND ADDITIONAL COPIES. Questions and requests for assistance may be directed to Investor Services at the mail address or telephone number provided above. Requests for additional copies of the Notification and this Letter of Transmittal may also be directed to Investor Services. Shareholders who do not own Shares directly may also obtain such information and copies from the broker, dealer, commercial bank, trust company or other nominee.

      10. BACKUP WITHHOLDING TAX. Each tendering shareholder, unless an exemption applies, must notify Investor Services of such shareholder's correct taxpayer identification number ("TIN") (or certify that such taxpayer is awaiting a TIN) and provide certain other information by completing Substitute Form W-9 provided under "Important Tax Information" below.
Failure to provide the information on the form or to check the box in Part 2 of the form may subject the tendering shareholder to 31% federal income tax backup withholding on the payments made to the shareholder (or other payee) with respect to Shares purchased pursuant to the Repurchase Offer. The box in Part 2 of the form may be checked if the tendering shareholder has not been issued a TIN and has applied for a TIN or intends to apply for a TIN in the near future. If the box in Part 2 is checked, 31% of all payments due to the shareholder will be withheld until Investor Services is provided with a TIN. If Investor Services is not provided with a TIN within sixty (60) days, such retained amounts will be remitted to the Internal Revenue Service as backup withholding.

      IMPORTANT: THIS LETTER OF TRANSMITTAL, PROPERLY COMPLETED AND DULY EXECUTED, TOGETHER WITH ANY REQUIRED SIGNATURE GUARANTEES, SHARES (IN PROPER CERTIFICATED OR UNCERTIFICATED FORM), AND ALL OTHER REQUIRED DOCUMENTS MUST BE RECEIVED BY INVESTOR SERVICES, OR A PROPERLY COMPLETED AND DULY EXECUTED NOTICE OF GUARANTEED DELIVERY MUST BE RECEIVED BY INVESTOR SERVICES, ON OR PRIOR TO THE REPURCHASE REQUEST DEADLINE.

                  IMPORTANT TAX INFORMATION

      THE FEDERAL INCOME TAX DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL INFORMATION ONLY. IT MAY NOT BE APPLICABLE TO FOREIGN SHAREHOLDERS. ALL SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISERS AS TO THE SPECIFIC TAX CONSEQUENCES TO THEM OF THE REPURCHASE OFFER.

SUBSTITUTE FORM W-9

      Under federal income tax laws, Investor Services may be required to withhold 31% of the amount of any payment made to certain shareholders pursuant to the Repurchase Offer. In order to avoid such backup withholding, each tendering shareholder must provide Investor Services with such shareholder's correct TIN by completing the Substitute Form W-9 set forth below. In general, if a shareholder is an individual, the TIN is the Social Security Number of such individual. If Investor Services is not provided with the correct TIN, the shareholder may be subject to a penalty imposed by the Internal Revenue Service. Certain shareholders (including, among others, all corporations) are not subject to these backup withholding and reporting requirements. (In order for a foreign individual to qualify as an exempt recipient, that shareholder must submit a statement signed under penalty of perjury attesting as to that status. Forms for such statement can be obtained from Investor Services.)

CONSEQUENCES OF FAILURE TO FILE SUBSTITUTE FORM W-9

      Failure to complete Substitute Form W-9 will not, by itself, cause the Shares to be deemed invalidly tendered but may require Investor Services to withhold 31% of the amount of any payments made pursuant to the Repurchase Offer. Backup withholding is not an additional federal income tax. Rather, the federal income tax liability of a person subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, the shareholder may claim a refund from the Internal Revenue Service.

           PAYER'S NAME: FRANKLIN/TEMPLETON INVESTOR SERVICES, INC.

SUBSTITUTE                   PART 1--PLEASE PROVIDE YOUR TIN (SOCIAL SECURITY
FORM W-9                     NUMBER) AND CERTIFY BY SIGNING AND DATING
                             BELOW:

Department of the Treasury
Internal Revenue Service


                             CERTIFICATION--UNDER PENALTIES OF PERJURY, I
                             CERTIFY THAT: (1) THE INFORMATION PROVIDED ON THIS FORM IS TRUE, CORRECT AND COMPLETE AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE (THE "IRS") THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP
                             WITHHOLDING. (YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDERREPORTING INTEREST OR DIVIDENDS ON YOUR RETURN. HOWEVER, IF AFTER BEING NOTIFIED BY THE IRS THAT YOU WERE SUBJECT TO BACKUP WITHHOLDING YOU RECEIVED ANOTHER NOTIFICATION FROM THE IRS THAT YOU ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING, DO NOT CROSS OUT ITEM (2)).

                             Name:
                                                             (Please Print)

                             Address:


                                                           (Include Zip Code)

                             Signature:



                          PART 2 - AWAITING TIN [ ]
                              (PLEASE SEE BELOW)


NOTE: FAILURE TO COMPLETE AND RETURN THIS FORM MAY RESULT IN BACKUP
      WITHHOLDING OF 31% OF ANY PAYMENTS MADE TO YOU PURSUANT TO THE REPURCHASE OFFER.


YOU MUST COMPLETE THE FOLLOWING CERTIFICATE IF YOU CHECKED THE BOX IN PART 2 OF SUBSTITUTE FORM W-9 ABOVE.


                  CERTIFICATE OF AWAITING TAXPAYER IDENTIFICATION NUMBER

      I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me, and either (a) I have mailed or delivered an application to receive a Taxpayer Identification Number to the appropriate Internal Revenue Service Center or Social Security Administration Officer or
(b) I intend to mail or deliver an application in the near future. I understand that if I do not provide a Taxpayer Identification Number to the payer, 31% of all reportable payments due to me pursuant to the Repurchase Offer will be withheld until I provide a Taxpayer Identification Number to the payer and that, if I do not provide my Taxpayer Identification Number within 60 days, such retained amounts shall be remitted to the IRS as backup withholding.

Signature:                                      Date: